Summary of Significant Accounting Policies - Warrants (Details) - shares	May 31, 2023	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Feb. 26, 2021	Feb. 29, 2020	Feb. 10, 2020
Warrants
Common stock that can be purchased with warrants (in shares)			4,243
Common stock that can be purchased with warrants (in shares)				24,856	6,660
Public offering
Warrants
Common stock that can be purchased with warrants (in shares)	3,792,572	1,093,333
Common stock that can be purchased with warrants (in shares)					6,660
Common stock warrants | Public offering
Warrants
Common stock that can be purchased with warrants (in shares)		533,333
Warrants
Warrants
Common stock that can be purchased with warrants (in shares)				225
Perceptive Credit Agreement | Warrants
Warrants
Common stock that can be purchased with warrants (in shares)	225	225			225
Perceptive Credit Agreement | Perceptive Warrants
Warrants
Common stock that can be purchased with warrants (in shares)						225		700
Common stock that can be purchased with warrants (in shares)							225		700